Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Classes of current inventories [abstract]
Raw materials and consumables	$ 1,406	$ 1,266
Work in progress	2,515	2,965
Finished goods	687	674
Total	4,608	4,905
Current	3,840	3,764
Non-current	$ 768	$ 1,141